CAPITAL STRUCTURE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
CAPITAL STRUCTURE

NOTE 9 – CAPITAL STRUCTURE

During the three month period ended June 30, 2026, there were no equity transactions that could result in a change in control of the Company which would trigger any conversion provision contained within the Company’s Convertible Note, Series A or B preferred stock agreements. The following is a description of the Company’s equity instruments and changes during the quarter reporting periods:

•	Series A Preferred Stock

The Company is authorized to issue 1 million shares $0.001 par value Series A preferred stock (“Series A”). The holder of Series A preferred stock is entity to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, the holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares of common stock (or 5,000,000 shares of common stock). On December 1, 2020, the Company issued 1 million shares of Series A preferred stock to the CEO of the Company for no consideration. There were no changes in Series A shares during the three and six month periods ended June 30, 2026 and 2025. As of June 30, 2026 and December 31, 2025, the Company had 1,000,000 shares of Series A Preferred Stock authorized, issued and outstanding.

•	Series B Preferred Stock

The Company was authorized to issue 260,000 shares $0.001 par value Series B preferred stock (“Series B”). In September 2022, the Company increased the Series B preferred stock authorized shares to 560,000. The holder of Series B preferred stock do not have any voting rights. In the event of liquidation or dissolution of the Company, the holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert each share of Series B on a prorate basis of exactly ten (10) percent of the issued and outstanding common stock of the Company. The ultimate redemption value of Series B Preferred stock is tied to the value of the Company’s common stock.

In 2020, the Company issued 260,000 shares of Series B preferred stock for no additional consideration at a fair value of $260. In 2022, the Company issued 300,000 shares of Series B preferred stock as compensation to the Chief Revenue Officer (“CRO”) of the Company. The Company estimated the fair value of Series B at $1.50 per share (average transaction price for common stock sold during the same period), which resulted in a total fair value of $450,000. As of June 30, 2026 and December 31, 2025, the Company’s CRO beneficially held 404,000 Series B shares, 104,000 Series B shares indirectly through his spouse and 52,000 Series B shares through his son. There were no changes in Series B shares during the three and six month periods ended June 30, 2026 and 2025. As of June 30, 2026 and December 31, 2025, the Company had 560,000 shares of Series B Preferred Stock authorized, issued and outstanding.

•	Common Stock

As of June 30, 2026, the Company had 50 million authorized shares of common stock with a par value of $0.001, of which 17,784,341 were issued and outstanding. Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders. As of June 30, 2026 and December 31, 2025, Company insiders held in aggregate 6.8 million and 6.8 million shares of common stock, respectively. The Company’s CEO controls approximately 91% of the voting power of the Company’s common stock.

•	Strata Purchase Agreement

On November 29, 2023, the Company entered into a 24-month Strata Purchase Agreement (“Strata Agreement”) with a private investor (“ClearThink”). Under the terms of the Strata Agreement, ClearThink committed to purchase up to $5,000,000 of the Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000. Additionally, the Company issued an additional 200,000 shares of common stock to ClearThink as additional consideration which had a fair value of $50,000. The Company exercised its first Strata put exercise on December 16, 2025. Strata Put Exercises during the quarter and comparative period were as follows:

i.	During the three month period ended June 30, 2026, the Company issued 200,000 shares of common stock under the Strata Agreement at a price of $0.15 per share and received net proceeds of $30,000, which was used for operations. During the three month period ended June 30, 2025, the Company received $87,500 in working capital advances but issued no shares.

ii.	During the six months period ended June 30, 2026, the Company issued 600,000 shares of common stock under the Strata Agreement at an average price per share of $0.09 and received net proceeds of $54,000, which was used for operations. During the six month period ended June 30, 2025, the Company received $87,500 in working capital advances but issued no shares.

NOTE 10 – CAPITAL STRUCTURE

During the year ended December 31, 2025 and 2024, there were no equity transactions that could result in a change in control of the Company which would trigger any conversion provision contained within the Company’s Convertible Note, Series A or B preferred stock agreements. The following is a description of the Company’s equity instruments:

•	Series A Preferred Stock

The Company is authorized to issue 1 million shares $0.001 par value Series A preferred stock (“Series A”). The holder of Series A preferred stock is entity to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, the holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares of common stock (or 5,000,000 shares of common stock). On December 1, 2020, the Company issued 1 million shares of Series A preferred stock to the CEO of the Company for no consideration. There were no changes in Series A shares during the years ended December 31, 2025 or 2024.

•	Series B Preferred Stock

The Company was authorized to issue 260,000 shares $0.001 par value Series B preferred stock (“Series B”). In September 2022, the Company increased the Series B preferred stock authorized shares to 560,000. The holder of Series B preferred stock do not have any voting rights. In the event of liquidation or dissolution of the Company, the holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert each share of Series B on a prorate basis of exactly ten (10) percent of the issued and outstanding common stock of the Company. The ultimate redemption value of Series B Preferred stock is tied to the value of the Company’s common stock.

In 2020, the Company issued 260,000 shares of Series B preferred stock for no additional consideration at a fair value of $260. In 2022, the Company issued 300,000 shares of Series B preferred stock as compensation to the Chief Revenue Officer (“CRO”) of the Company. The Company estimated the fair value of Series B at $1.50 per share (average transaction price for common stock sold during the same period), which resulted in a total fair value of $450,000. As of December 31, 2025 and 2024, the Company’s CRO beneficially held 404,000 Series B shares and indirectly through his spouse and son held 196,000 Series B shares.

There were no changes in Series B shares during the years ended December 31, 2025 or 2024.

•	Common Stock

As of December 31, 2025, the Company had 50 million authorized shares of common stock with a par value of $0.001, of which 15,306,108 were issued and outstanding. Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders. As of December 31, 2025 and 2024, Company insiders held in aggregate 6.8 million shares and 7.5 million shares of common stock, respectively. The Company’s CEO controls approximately 91% of the voting power of the Company’s common stock.

•	Strata Purchase Agreement (As Restated)

On November 29, 2023, the Company entered into a 24-month Strata Purchase Agreement (“Strata Agreement”) with a private investor (“ClearThink”). Under the terms of the Strata Agreement, ClearThink committed to purchase up to $5,000,000 of the Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000. Additionally, the Company issued an additional 200,000 shares of common stock to ClearThink as additional consideration which had a fair value of $50,000. During the year ended December 31, 2025, the Company issued 500,000 shares of common stock under the Strata Agreement at a price per share of $0.12 and received net proceeds of $60,000, which was used for operations.